Share-Based Compensation (Summary of Stock Option Activity) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Aug. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Outstanding, beginning balance		16,574,854	15,153,023	7,515,838
Granted	5,903,533	0	4,472,745	8,892,833
Forfeited		(1,118,589)	(1,311,296)	(1,255,648)
Expired		(59,813)	(113,421)
Exercised		(2,544,255)	(1,626,197)
Outstanding, ending balance		12,852,197	16,574,854	15,153,023	7,515,838
Expected to vest		3,016,724
Exercisable		9,188,518
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding		¥ 2.2	¥ 3.5	¥ 0.1	¥ 0.1
Expected to vest		6.2
Exercisable		¥ 0.6
Weighted Average Remaining Contractual Term
Outstanding		7 years 2 months 12 days	8 years 7 days	8 years 7 months 6 days	8 years 1 month 6 days
Expected to vest		7 years 9 months 18 days
Exercisable		6 years 10 months 24 days
Outstanding, aggregate intrinsic value
Expected to vest, aggregate intrinsic value
Exercisable, aggregate intrinsic value		¥ 250,979